Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Financial Instruments
16.	Financial instruments:

(a)	Concentrations:

The Company's revenue is derived from the following customers:

	2011	2010	2009
COSCON	$168,395	$69,502	$13,868
CSCL Asia	161,218	158,016	154,286
K-Line	62,519	11,442	—
HL USA	57,406	58,432	59,099
MOL	42,165	41,963	11,865
APM	27,821	33,857	34,066
Other	45,206	33,999	12,410

	$564,730	$407,211	$285,594

(b)	Fair value:

The carrying values of cash and cash equivalents, accounts receivable and accounts payable approximate their fair values because of their short term to maturity. As of December 31, 2011, the fair value of the Company's long-term debt is $2,551,222,000 (December 31, 2010 - $2,043,859,000). As of December 31, 2011, the fair value of the Company's other long-term liabilities is equal to $610,705,000 (December 31, 2010 - $524,499,000). The fair value of long-term debt and other long term liabilities are estimated based on expected interest and principal repayments, discounted by forward rates plus a margin appropriate to the credit risk of the Company.

The Company's interest rate derivative financial instruments are remeasured to fair value at the end of each reporting period. The fair values of the interest rate derivative financial instruments have been calculated by discounting the future cash flow of both the fixed rate and variable rate interest rate payments. The discount rate was derived from a yield curve created by nationally recognized financial institutions adjusted for the associated credit risk. The fair values of the interest rate derivative financial instruments are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Therefore, the Company has categorized the fair value of these derivative financial instruments as Level 2 in the fair value hierarchy.

(c)	Interest rate derivative financial instruments:

The Company uses derivative financial instruments, consisting of interest rate swaps and an interest rate swaption, to manage its interest rate risk associated with its variable rate debt. Prior to 2008, the Company applied hedge accounting to certain of its interest rate swaps. In 2008, the Company voluntarily de-designated all such interest rate swaps as accounting hedges such that the Company no longer applies hedge accounting. The amounts in accumulated other comprehensive loss related to the interest rate swaps to which hedge accounting was previously applied will be recognized in earnings when and where the related interest is recognized in earnings.

Counterparties to the derivative financial instruments are major financial institutions. Due to the nature of the counterparties and the fact that all instruments were in favour of counterparties at December 31, 2011, the risk of credit loss related to these counterparties is considered to be immaterial at December 31, 2011.

As of December 31, 2011, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of December 31, 2011	Maximum notional amount (1)	Effective date	Ending date
5.6400%	$714,500	$714,500	August 31, 2007	August 31, 2017	(3)
4.6325%	663,399	663,399	September 15, 2005	July 16, 2012	(2)
5.4200%	438,462	438,462	September 6, 2007	May 31, 2024
5.6000%	200,000	200,000	June 23, 2010	December 23, 2021	(2)
5.0275%	111,000	158,000	May 31, 2007	September 30, 2015
5.5950%	106,800	106,800	August 28, 2009	August 28, 2020
5.2600%	106,800	106,800	July 3, 2006	February 26, 2021	(4) (2)
5.2000%	96,000	96,000	December 18, 2006	October 2, 2015
5.5150%	59,700	59,700	February 28, 2007	July 31, 2012	(2)
5.1700%	24,000	55,500	April 30, 2007	May 29, 2020
5.1750%	—	663,399	July 16, 2012	July 15, 2016
5.8700%	—	620,390	August 31, 2017	November 28, 2025
5.4975%	—	59,700	July 31, 2012	July 31, 2019

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional during the term of the swap.
(2)	Prospectively de-designated as an accounting hedge on September 30, 2008.
(3)	Prospectively de-designated as an accounting hedge on January 31, 2008.
(4)	The Company has entered into a swaption agreement with a bank (Swaption Counterparty) whereby the Swaption Counterparty has the option to require the Company to enter into an interest rate swap to pay LIBOR and receive a fixed rate of 5.26%. This is a European option and is open for a two hour period on February 26, 2014 after which it expires. The notional amount of the underlying swap is $106,800,000 with an effective date of February 28, 2014 and an expiration of February 26, 2021. If the Swaption Counterparty exercises the swaption, the underlying swap effectively offsets the Company's 5.26% pay fixed LIBOR swap from February 28, 2014 to February 26, 2021.

The following provides information about the Company's interest rate derivatives:

Fair value of liability derivatives:

Balance sheet location	December 31, 2011	December 31, 2010
Fair value of financial instruments	$564,490	$407,819

Loss recognized in income on derivatives:

Statement of operations location	December 31, 2011	December 31, 2010
Change in fair value of financial instruments	$(281,027)	$(241,033)

Loss reclassified from AOCI into income (1):

Statement of operations location	December 31, 2011	December 31, 2010
Interest expense	$(11,670)	$(12,797)
Depreciation	(505)	(289)

(1)	The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges. The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.

The estimated amount of accumulated other comprehensive income expected to be reclassified into earnings within the next 12 months is $8

,571,000.